                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA        05/09/2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        35
                                        ------------------
Form 13F Information Table Value Total:      158,151
                                        ------------------
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

             COLUMN 1              COLUMN 2        COLUMN 3      COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           VOTING
                              TITLE OF                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER               AUTHORITY
     NAME OF ISSUER            CLASS            CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED ANALOGIC TECHNOLOGIES  COM            00752J108      987    150,000  SH           SOLE          N/A      150,000
ANALOG DEVICES INC              COM            032654105    9,533    276,400  SH           SOLE          N/A      276,400
APPLIED MATLS INC               COM            038222105   15,572    850,000  SH           SOLE          N/A      850,000
ARRIS GROUP INC                 COM            04269Q100    1,408    100,000  SH           SOLE          N/A      100,000
AXCELIS TECHNOLOGIES INC        COM            054540109    1,910    250,000  SH           SOLE          N/A      250,000
BROCADE COMMUNICATIONS SYS INC  COM            111621108    1,428    150,000  SH           SOLE          N/A      150,000
BUSINESS OBJECTS S A            SPONSORED ADR  12328X107    4,524    125,000  SH           SOLE          N/A      125,000
CADENCE DESIGN SYSTEM INC       COM            127387108    4,212    200,000  SH           SOLE          N/A      200,000
CISCO SYS INC                   COM            17275R102   16,595    650,000  SH           SOLE          N/A      650,000
COGNOS INC                      COM            19244C109    1,182     30,000  SH           SOLE          N/A       30,000
CORNING INC                     COM            219350105   14,781    650,000  SH           SOLE          N/A      650,000
EASTMAN KODAK CO                COM            277461109      245      1,000  SH   PUT     SOLE          N/A            0
EBAY INC                        COM            278642103    2,486     75,000  SH           SOLE          N/A       75,000
ERICSSON L M TEL CO             ADR B SEK 10   294821608    6,491    175,000  SH           SOLE          N/A      175,000
FIRST DATA CORP                 COM            319963104    2,690    100,000  SH           SOLE          N/A      100,000
INFINEON TECHNOLOGIES AG        SPONSORED ADR  45662N103    5,839    375,000  SH           SOLE          N/A      375,000
INTEL CORP                      COM            458140100    3,826    200,000  SH           SOLE          N/A      200,000
ISHARES TR                      RUSSELL 2000   464287655      354      3,000  SH   PUT     SOLE          N/A            0
ISILON SYS INC                  COM            46432L104      419     25,940  SH           SOLE          N/A       25,940
LAWSON SOFTWARE INC NEW         COM            52078P102    2,023    250,000  SH           SOLE          N/A      250,000
LINEAR TECHNOLOGY CORP          COM            535678106    1,580     50,000  SH           SOLE          N/A       50,000
MEMC ELECTR MATLS INC           COM            552715104    5,149     85,000  SH           SOLE          N/A       85,000
MATTSON TECHNOLOGY INC          COM            577223100    1,505    165,400  SH           SOLE          N/A      165,400
OPLINK COMMUNICATIONS INC       COM NEW        68375Q403    3,864    215,000  SH           SOLE          N/A      215,000
ORACLE CORP                     COM            68389X105   15,411    850,000  SH           SOLE          N/A      850,000
PALM INC NEW                    COM            696643105      907     50,000  SH           SOLE          N/A       50,000
QUALCOMM INC                    COM            747525103    2,133     50,000  SH           SOLE          N/A       50,000
SPDR TR                         UNIT SER 1     78462F103    1,275      2,500  SH   CALL    SOLE          N/A            0
SPDR TR                         UNIT SER 1     78462F103    1,500      7,500  SH   PUT     SOLE          N/A            0
SECURE COMPUTING CORP           COM            813705100      385     50,000  SH           SOLE          N/A       50,000
TECHWELL INC                    COM            87874D101    2,723    218,400  SH           SOLE          N/A      218,400
TEXAS INSTRS INC                COM            882508104    1,505     50,000  SH           SOLE          N/A       50,000
TIBCO SOFTWARE INC              COM            88632Q103    1,278    150,000  SH           SOLE          N/A      150,000
TRIDENT MICROSYSTEMS INC        COM            895919108   16,048    800,000  SH           SOLE          N/A      800,000
ZORAN CORP                      COM            98975F101    6,383    375,000  SH           SOLE          N/A      375,000